New Accounting Pronouncements	9 Months Ended
Sep. 30, 2014
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
New Accounting Pronouncements and Changes in Accounting Principles [Text Block]
Note 2. New Accounting Pronouncements

In April 2014, the FASB issued an update Accounting Standards Update for Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity, Presentation of Financial Statements, and Property Plant and Equipment. Under this new guidance, only disposals that represent a strategic shift that has (or will have) a major effect on the entity’s results and operations would qualify as discontinued operations. In addition, the new guidance expands the disclosure requirements for disposals that meet the definition of a discontinued operation and requires entities to disclose information about disposals of individually significant components that do not meet the definition of discontinued operations. The new standard is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2014. The Company does not expect a material impact on the Company’s consolidated financial statements as a result of the adoption of this standard.

In May 2014, the FASB issued an update Accounting Standards Update for Revenue from Contracts with Customers. The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The new standard is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2016. The Company is evaluating the impact of the adoption of this guidance to determine whether or not it has a material impact on the Company’s consolidated financial statements.